UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21891

                               Cheswold Lane Funds
               (Exact name of registrant as specified in charter)

                                100 Front Street
                           West Conshohocken, PA 19428
               (Address of principal executive offices) (Zip code)


                              Colleen Quinn Scharpf
                       Cheswold Lane Asset Management, LLC
                                100 Front Street
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                   Date of reporting period: December 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

================================================================================



                                  CHESWOLD LANE
                                     FUNDS
                                     [LOGO]


                                  ANNUAL REPORT

                                DECEMBER 31, 2007




================================================================================

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                                TABLE OF CONTENTS
                                DECEMBER 31, 2007

      Shareholder Letter                                                      1
      Performance Summary                                                     3
      Investments by Sector                                                   4
      Schedule of Investments                                                 6
      Financial Statements                                                    10
      Financial Highlights                                                    13
      Notes to Financial Statements                                           14
      Report of Independent Registered Public Accounting Firm                 19
      Expense Example                                                         20
      Trustee and Officer Information                                         21
      Other Information                                                       23

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analysis or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser's forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Dear Fellow Shareholders,

Thank you for your continued support of the Cheswold Lane International High Dividend Fund (the "Fund"). The total return for the Fund, net of fees was 13.57% in 2007, compared to 11.17% for the MSCI EAFE(R) Index. The Fund's strong returns were driven primarily by the performance of the Telecommunications, Technology, and Utilities sectors. During the second half of 2007, quality large cap stocks with defensive characteristics outperformed smaller economically sensitive stocks. This market trend benefited our portfolio. Total fund assets grew to over $39 million, driven by net subscriptions from shareholders and market appreciation.

INVESTMENT OUTLOOK - 2008

We believe global economic growth will continue to slow in 2008, but whether the result will be moderate growth, recession or deep recession is too early to call. What we do know is that the P/E multiple of the market is quite reasonable at current rates of interest and inflation; the issue is forecasting the proper "E" in the investment decision making process. Net profit margins are at cyclical highs in most industries, especially the economically sensitive and leveraged sectors such as Industrials, Basic Materials, Energy, Financials and Consumer Discretionary. The most troublesome condition for the global economy revolves around the Financials sector. Global liquidity has been significantly reduced due to the funding / commercial paper crisis in the UK, Europe and US. Banks are hoarding cash due to concerns that off-balance sheet investments used by their clients may be forced back on to their balance sheets. Additionally, banks fear rapidly rising credit losses and solvency rumors regarding the wholesale liability market - i.e. the Northern Rock and Countrywide situations. General credit standards have been clamped down in the classic institutional mentality of - "closing the barn door after the horse has already run out". We expect this will have a very depressing effect on the global economy in the first half of 2008.

The depth of the economic slow down or recession will determine when the Fund will shift to a more balanced cyclical versus non-cyclical stance. Obviously, with the markets being a forward discounting mechanism, our goal is to take action before the economic data turns positive. This is where investing becomes more of an art than science for fundamental portfolio managers. The area of most interest to us is Financials. These stocks were severely de-rated in 2007. Earnings revisions are currently negative. But for the global economy to improve, Financials must be effectively working in the market place - meaning credit must be available to good credit risks at reasonable prices. The future actions of the major central banks will play a crucial role in rebalancing the credit equation of availability versus credit standards. It may take some time for the impact of these actions to filter through the global markets, but Financials will lead the way out of this economic downturn. In the meantime, our investment strategy will be to continue to own what we consider quality businesses with strong and stable cash flows, modest capital requirements, prudent balance sheet leverage and reasonable valuations.

In conclusion, we were pleased with the Fund's performance in 2007, especially considering the difficult economic conditions encountered in the 2nd half of the year. 2008 is shaping up to be equally challenging, but we believe Cheswold Lane's investment strategy is well suited for this environment.

We encourage you to visit the Fund's website www.cheswoldlanefunds.com and the advisor's website www.cheswoldlane.com for more detailed information regarding our investment strategy. As always, we welcome your comments and questions at info@cheswoldlane.com.

Thank you again for the trust you have bestowed upon us in choosing the Cheswold Lane International High Dividend Fund.

Sincerely,
Eric Scharpf
President of Cheswold Lane Funds


The Cheswold Land Funds are distributed by UMB Distribution Services, LLC.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                         PERFORMANCE SUMMARY (UNAUDITED)

             Comparison of a Hypothetical $500,000 Investment in the Cheswold Lane International High Dividend Fund and the MSCI EAFE(R) Index*

                                  [LINE CHART]

                        From 6/29/06** through 12/31/07

                  Cheswold Lane International
                      High Dividend Fund                  MSCI EAFE(R) Index
                  ---------------------------             ------------------
06/29/06                  500,000.00                          500,000.00
07/31/06                  524,999.99                          523,053.44
08/31/06                  534,666.66                          537,435.32
09/30/06                  531,999.99                          538,266.19
10/31/06                  552,999.99                          559,201.52
11/30/06                  576,333.33                          575,912.70
12/31/06                  593,379.00                          593,991.17
01/31/07                  604,504.86                          598,010.71
02/28/07                  599,447.65                          602,837.26
03/31/07                  612,259.24                          618,203.58
04/30/07                  638,556.72                          645,659.23
05/31/07                  651,368.31                          656,987.97
06/30/07                  651,684.73                          657,790.15
07/31/07                  636,959.33                          648,102.22
08/31/07                  632,849.91                          637,974.33
09/30/07                  671,889.35                          672,105.95
10/31/07                  703,737.32                          698,513.67
11/30/07                  687,642.11                          675,544.44
12/31/07                  673,895.18                          660,339.29

                                  Total Returns
                     For the periods ended December 31, 2007

                                                                Average Annual
                                                   One Year   Since Inception **
                                                   --------   ------------------
Cheswold Lane International High Dividend Fund      13.57%          21.91%
MSCI EAFE(R) Index                                  11.17%          20.27%


* The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

** Commencement of operations for the Cheswold Lane International High Dividend Fund was June 29, 2006.

The Fund's net expense ratio of 1.15% and gross expense ratio of 2.16% are reflective of the information disclosed in the Fund's prospectus dated April 30, 2007 and may differ from the expense ratios disclosed in this report. The Advisor has contractually agreed to waive fees and/or make payments through June 30, 2008 in order to keep the Fund's net operating expenses from exceeding 1.15%. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-800-771-4701.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See the accompanying investments by sector schedule for the percentage of the Fund's portfolio represented by the sectors mentioned in this report. Portfolio holdings will change due to ongoing management of the Fund.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                            PORTFOLIO CHARACTERISTICS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------
                        INVESTMENTS BY SECTOR (UNAUDITED)
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
--------------------------------------------------------------------------------

Agriculture                                                                 3.0%
Auto Manufacturers                                                          4.8
Auto Parts & Equipment                                                      0.4
Banks                                                                      16.1
Beverages                                                                   3.1
Chemicals                                                                   5.1
Diversified Financial Services                                              1.5
Electric                                                                    6.3
Electrical Components & Equipment                                           0.5
Electronics                                                                 1.2
Engineering & Construction                                                  0.6
Food                                                                        4.2
Gas                                                                         1.8
Healthcare-Services                                                         1.5
Household Products / Wares                                                  4.4
Insurance                                                                   1.7
Iron/Steel                                                                  0.9
Media                                                                       1.5
Mining                                                                      1.2
Miscellaneous Manufacturing                                                 1.5
Office/Business Equipment                                                   1.6
Oil & Gas                                                                  13.4
Oil & Gas Services                                                          2.1
Pharmaceuticals                                                             1.7
Retail                                                                      1.5
Software                                                                    1.1
Telecommunications                                                         17.3
                                                                          -----
Total                                                                     100.0%
                                                                          =====

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                      PORTFOLIO CHARACTERISTICS (CONTINUED)
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------
                       INVESTMENTS BY COUNTRY (UNAUDITED)
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
--------------------------------------------------------------------------------

Australia                                                                   2.0%
Austria                                                                     0.9
Finland                                                                     5.8
France                                                                     14.2
Germany                                                                    13.7
Hong Kong                                                                   0.6
Ireland                                                                     2.1
Italy                                                                       7.0
Japan                                                                      14.9
Netherlands                                                                 7.2
Norway                                                                      7.1
Spain                                                                       4.3
Sweden                                                                      1.5
Switzerland                                                                 2.0
United Kingdom                                                             16.7
                                                                          -----
Total                                                                     100.0%
                                                                          =====

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

Number of
  Shares                                                               Value
----------                                                         ------------

            COMMON STOCKS                                  99.4%

            CONSUMER DISCRETIONARY                          8.2%
     8,500  Compagnie Financiere Richemont S.A.                    $    580,728
    25,500  Honda Motor Co., Ltd.                                       842,389
    28,000  Nissan Motor Co., Ltd.                                      305,606
    13,500  Toyota Motor Corp.                                          718,993
    13,000  Vivendi                                                     596,430
    30,000  The Yokohama Rubber Co., Ltd.                               177,302
                                                                   ------------
                                                                      3,221,448
                                                                   ------------
            CONSUMER STAPLES                               13.5%
    30,000  British American Tobacco PLC                              1,173,461
    18,500  Heineken NV                                               1,196,061
    34,000  Henkel KGaA                                               1,737,287
    33,000  Unilever NV                                               1,213,430
                                                                   ------------
                                                                      5,320,239
                                                                   ------------
            ENERGY                                         15.4%
   111,000  BP PLC                                                    1,358,886
     8,000  ENI SpA                                                     291,971
    22,200  Neste Oil OYJ                                               784,074
    20,500  Saipem SpA                                                  818,642
    44,502  StatoilHydro ASA                                          1,372,929
    17,500  Total S.A.                                                1,454,048
                                                                   ------------
                                                                      6,080,550
                                                                   ------------
            FINANCIALS                                     19.2%
    23,790  Aegon NV                                                    420,517
    48,000  Banco Bilbao Vizcaya Argentaria S.A.                      1,168,514
    30,000  Bank of Ireland                                             447,037
   120,000  Barclays PLC                                              1,203,918
     4,700  BNP Paribas                                                 510,014
    10,000  Commerzbank AG                                              380,467
     3,200  Credit Suisse Group                                         192,625
     1,500  Deutsche Bank AG                                            195,863
    22,500  Irish Life & Permanent PLC                                  388,504
    75,000  Old Mutual PLC                                              250,219
     8,250  Societe Generale                                          1,193,287
   110,000  UniCredito Italiano SpA                                     904,790
    12,500  Westpac Banking Corp.                                       306,439
                                                                   ------------
                                                                      7,562,194
                                                                   ------------

                See accompanying notes to financial statements.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2007


Number of
  Shares                                                               Value
----------                                                         ------------

            HEALTH CARE                                     3.2%
    11,000  Fresenius Medical Care AG & Co., KGaA                  $    590,668
    20,000  Mitsubishi Tanabe Pharma Corp.                              185,785
     8,500  Takeda Pharmaceutical Co., Ltd.                             496,577
                                                                   ------------
                                                                      1,273,030
                                                                   ------------
            INDUSTRIALS                                     3.7%
    10,500  Alfa Laval AB                                               589,569
    65,500  Cheung Kong Infrastructure Holdings, Ltd.                   244,867
    22,500  Orkla ASA                                                   430,804
     1,500  Schneider Electric S.A.                                     203,255
                                                                   ------------
                                                                      1,468,495
                                                                   ------------
            INFORMATION TECHNOLOGY                          7.6%
    14,000  Canon, Inc.                                                 640,732
    14,500  Hoya Corp.                                                  458,768
    12,500  Konami Corp.                                                409,983
    39,000  Nokia OYJ                                                 1,498,276
                                                                   ------------
                                                                      3,007,759
                                                                   ------------
            MATERIALS                                       7.2%
    13,000  BHP Billiton Ltd.                                           458,183
    11,000  Johnson Matthey PLC                                         411,876
    13,000  JSR Corp.                                                   332,823
    10,000  Nitto Denko Corp.                                           525,569
     7,000  Shin-Etsu Chemical Co., Ltd.                                435,338
    35,000  Sumitomo Chemical Co., Ltd.                                 309,947
     5,000  Voestalpine AG                                              358,343
                                                                   ------------
                                                                      2,832,079
                                                                   ------------
            TELECOMMUNICATIONS                             13.4%
    45,000  France Telecom S.A.                                       1,619,808
   235,000  Telecom Italia SpA                                          728,566
    16,000  Telefonica S.A.                                             518,661
    41,000  Telenor ASA                                                 972,887
   385,000  Vodafone Group PLC                                        1,439,267
                                                                   ------------
                                                                      5,279,189
                                                                   ------------
            UTILITIES                                       8.0%
   100,000  Centrica PLC                                                714,129
     4,300  E. ON A.G.                                                  914,150
    11,000  RWE AG                                                    1,542,314
                                                                   ------------
                                                                      3,170,593
                                                                   ------------

            TOTAL COMMON STOCKS (COST $34,071,826)                   39,215,576
                                                                   ------------

                See accompanying notes to financial statements.

                  CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2007

 Principal
  Amount                                                               Value
----------                                                         ------------

            SHORT-TERM INVESTMENTS                          1.3%

            VARIABLE RATE DEMAND DEPOSIT
$  513,528  UMB Bank Money Market Fiduciary, 2.73% *               $    513,528
                                                                   ------------

            TOTAL SHORT-TERM INVESTMENTS
              (COST $513,528)                                           513,528
                                                                   ------------

            TOTAL INVESTMENTS (COST $34,585,354)          100.7%     39,729,104


            Liabilities Less Other Assets                  (0.7)%      (293,883)
                                                                   ------------

            NET ASSETS                                    100.0%   $ 39,435,221
                                                                   ============

*     Indicates yield as of December 31, 2007


                See accompanying notes to financial statements.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------
              FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2007
--------------------------------------------------------------------------------


                          Contract Amount
                          ---------------                Currency   Unrealized
Settlement Date     Receive             Deliver           Value    Gain / (Loss)
--------------------------------------------------------------------------------

January 3, 2008    1,268,901   SEK   $  197,215  USD   $  196,327      ($888)
January 4, 2008   20,000,000   JPY      175,886  USD      179,027      3,141
                                                                    --------

   Total                                                            $  2,253
                                                                    ========

                See accompanying notes to financial statements.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

ASSETS:
     Investments at value (cost $34,585,354)                                             $  39,729,104
     Foreign currency (cost $286,751)                                                          286,494
     Interest and dividends receivable                                                          78,433
     Prepaid expenses                                                                            7,660
     Unrealized gain on foreign currency contracts                                               2,253
                                                                                         -------------

           Total assets                                                                     40,103,944
                                                                                         -------------

LIABILITIES:
     Payables:
           For investments purchased                                                           591,324
           Investment adviser fees                                                              23,766
           Trustees fees                                                                         4,993
     Other accrued expenses                                                                     48,640
                                                                                         -------------

           Total liabilities                                                                   668,723
                                                                                         -------------

NET ASSETS                                                                               $  39,435,221
                                                                                         =============

NET ASSETS CONSIST OF:
     Paid-in-capital                                                                     $  34,158,272
     Accumulated net investment income                                                          16,598
     Accumulated net realized gain on
           investments and foreign currency transactions                                       112,999
     Net unrealized appreciation on investments and foreign currency
           translations                                                                      5,147,352
                                                                                         -------------

TOTAL NET ASSETS                                                                         $  39,435,221
                                                                                         =============


SHARES OUTSTANDING, (NO PAR VALUE, UNLIMITED SHARES OF BENEFICIAL INTEREST AUTHORIZED)       2,085,605

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE(a)                                                                       $       18.91
                                                                                         =============

(a)   A 2% redemption fee applies to shares sold within 90 days of purchase.

                See accompanying notes to financial statements.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
     Dividends (Net of $124,703 foreign tax withholding)                    $ 1,420,556
     Interest                                                                    33,734
                                                                            -----------

     Total investment income                                                  1,454,290
                                                                            -----------

EXPENSES:
     Investment advisory fees                                                   302,430
     Professional fees                                                           74,687
     Administrative and fund accounting fees                                     37,537
     Transfer agent fees and expenses                                            23,859
     Trustees' fees                                                              20,410
     Custody fees                                                                20,152
     Insurance premiums                                                          14,800
     Reports to shareholders                                                     11,125
     Federal and state registration fees                                          8,541
     Miscellaneous expenses                                                      11,147
                                                                            -----------
     Total expenses before fee waivers                                          524,688
     Fee waivers                                                               (138,157)
                                                                            -----------
           Net expenses                                                         386,531
                                                                            -----------
NET INVESTMENT INCOME                                                         1,067,759
                                                                            -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on transactions from:
           Investments                                                          682,016
           Short positions                                                        2,460
     Net realized gain on foreign currency transactions                          73,877
     Change in unrealized appreciation / (depreciation)
           on investments                                                     2,255,157
           on foreign currency transactions                                       1,478
                                                                            -----------
     Net realized and unrealized gain on investments and foreign currency     3,014,988
                                                                            -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                   $ 4,082,747
                                                                            ===========

                See accompanying notes to financial statements.

                CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                      STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEAR       6/29/06*
                                                                         ENDED            TO
                                                                       12/31/07        12/31/06
                                                                    -------------    -------------
OPERATIONS:
      Net investment income                                         $   1,067,759    $     109,301
      Net realized gain on investments                                    684,476          516,708
      Net realized gain on foreign currency transactions                   73,877           10,607
      Change in unrealized appreciation / (depreciation) on
            investments and foreign currency translations               2,256,635        2,890,717
                                                                    -------------    -------------

            Net increase in net assets resulting from operations        4,082,747        3,527,333
                                                                    -------------    -------------

DISTRIBUTIONS:
      From investment income ($0.64 per share, $0.05 per share)        (1,202,409)         (71,984)
      From capital gains ($0.43 per share, $0.15 per share)              (868,981)        (192,236)
                                                                    -------------    -------------

            Total distributions                                        (2,071,390)        (264,220)
                                                                    -------------    -------------

SHARES OF BENEFICIAL INTEREST

      Proceeds from sale of shares                                      9,574,763       22,195,440
      Proceeds from reinvestment of distributions                       2,071,390          264,220
      Redemption of shares                                                (50,062)              --
                                                                    -------------    -------------

            Net increase from shares of beneficial interest            11,596,091       22,459,660
                                                                    -------------    -------------

TOTAL INCREASE IN NET ASSETS                                           13,607,448       25,722,773

NET ASSETS:
      Beginning of period                                              25,827,773          105,000
                                                                    -------------    -------------
      End of period **                                              $  39,435,221    $  25,827,773
                                                                    =============    =============

SHARES OF BENEFICAL INTEREST IN SHARES:
      Shares sold                                                         511,705        1,445,365
      Shares reinvested                                                   109,039           15,021
      Shares redeemed                                                      (2,525)              --
                                                                    -------------    -------------
      Net increase                                                        618,219        1,460,386
                                                                    =============    =============

----------
*     Commencement of Operations

** Includes accumulated net investment income of $16,598 and $50,403 respectively

                See accompanying notes to financial statements.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                              FINANCIAL HIGHLIGHTS
                          For a Fund Share Outstanding
                             Throughout each Period

                                                              FOR THE YEAR      6/29/06*
                                                                  ENDED            TO
                                                                12/31/07        12/31/06
                                                              ------------    ------------
Net asset value, beginning of period                          $      17.60    $      15.00
                                                              ------------    ------------

Income From Investment Operations:
     Net investment income                                            0.57            0.09
     Net realized and unrealized gain on
        investments and foreign currency transactions                 1.81            2.71
                                                              ------------    ------------
     Total from investment operations                                 2.38            2.80
                                                              ------------    ------------

Less Distributions:
     Dividends from net investment income                            (0.64)          (0.05)
     Distribution from net realized gains                            (0.43)          (0.15)
                                                              ------------    ------------
     Total distributions                                             (1.07)          (0.20)
                                                              ------------    ------------

Net asset value, end of period                                $      18.91    $      17.60
                                                              ============    ============

Total Return                                                         13.57%          18.68%(1)

Ratios/Supplemental Data:
     Net assets, end of period (in 000s)                      $     39,435    $     25,828
     Ratio of expenses to average net assets:
           Net of waivers and reimbursements                          1.15%           1.15%(2)
           Before waivers and reimbursements                          1.56%           2.16%(2)
     Ratio of net investment income to average net assets:
           Net of waivers and reimbursements                          3.18%           1.07%(2)
           Before waivers and reimbursements                          2.77%           0.06%(2)
     Portfolio turnover rate                                         38.49%          16.18%(1)

----------

*     Commencement of Operations

(1)   Not annualized

(2)   Annualized



                See accompanying notes to financial statements.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

NOTE 1. ORGANIZATION

      Cheswold Lane Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was organized as a Delaware statutory trust on April 12, 2006 and currently consists solely of one series of beneficial interest, the Cheswold Lane International High Dividend Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital and income. The Fund commenced operations on June 29, 2006. The only transaction occurring between the date of organization and commencement of operations was the sale and issuance of 7,000 shares at $15.00 per share of beneficial interest in the Fund to Cheswold Lane Asset Management, LLC (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

Security Valuation - In determining the Fund's net asset value ("NAV"), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund's pricing procedures. The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price. The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service. The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. In the event market quotations are not readily available, a "fair value" price will be determined in accordance with the Fund's pricing procedures. Securities other than those listed above will be priced in accordance with the Fund's Registration Statement and/or pricing procedures.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV, which is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE"). Because foreign markets may be open at different times than the NYSE, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If, in the opinion of the Adviser, events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Adviser to be unreliable, these investments will be valued at their fair value. The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund's foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE. If events occur following the close of foreign markets that materially affect the values of the Fund's foreign investments, a pricing service may assist the Adviser in determining the fair market values of such foreign investments.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices. Due to the subjective nature of fair value pricing, the Fund's value for a particular security may be different from the last quoted market price.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

      Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

      Foreign Currency Contracts - The Fund may enter into foreign currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated foreign rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

      Federal Income Taxes - The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

      Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on an accrual basis.

      Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, semi-annually and distributes net realized gains, if any, annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

      Redemption Fees - Upon redemption of shares held 90 days or less, a redemption fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital. There were no redemption fees paid to the Fund for the year ended December 31, 2007.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

      Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

      Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      New Accounting Pronouncements - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has begun to evaluate the application of the Statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

NOTE 3. INVESTMENT ADVISORY AGREEMENT

      The Fund has an investment advisory agreement with Cheswold Lane Asset Management, LLC (the "Adviser"). Under the agreement, the Fund pays the Adviser a fee computed daily and payable monthly, fixed at 0.90% of the Fund's average net assets.

      For the year ended December 31, 2007, the Adviser voluntarily agreed to limit the total expenses of the Fund to an annual rate of 1.15% of the Fund's average net assets. The Adviser waived fees in the amount of $138,157 during the year ended December 31, 2007.

NOTE 4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of investment securities (excluding short-term securities) from January 1, 2007 to December 31, 2007 were $25,238,322 and $12,566,954, respectively.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007


NOTE 5. FEDERAL INCOME TAX INFORMATION

      At December 31, 2007, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

      Cost of investments                                          $ 34,585,412
                                                                   ============

      Unrealized appreciation                                         6,643,944

      Unrealized depreciation                                        (1,499,792)
                                                                   ------------
      Net unrealized appreciation on investments and
            foreign currency translations                          $  5,144,152
                                                                   ============


      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


      As of December 31, 2007 the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income                                  $   19,739
      Undistributed long-term gains                                     113,058
                                                                     ----------
      Tax accumulated earnings                                          132,797

      Accumulated capital and other losses                                   --

      Unrealized appreciation on investments and foreign
             currency translations                                    5,144,152
                                                                     ----------

       Total accumulated earnings                                    $5,276,949
                                                                     ==========




      The tax character of distributions paid during the fiscal year ended December 31, 2007 and fiscal period ended December 31, 2006 was as follows:

                                                           2007         2006
                                                        ----------   ----------
      Distributions paid from ordinary income           $1,966,178   $  264,220

      Distributions paid from long-term capital gains      105,212           --
                                                        ----------   ----------
          Total Distributions                           $2,071,390   $  264,220
                                                        ==========   ==========

      For Federal income tax purposes, the Fund designates capital gain dividends of $105,212 for the year ended December 31, 2007.

      For the period ended December 31, 2007, 88.54% of dividends paid from net investment income including short-term and long-term capital gains is designated as qualified dividend income.

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

      Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Cheswold Lane International High Dividend Fund designates $1,260,700 of income derived from foreign sources and $99,268 of foreign taxes paid for the period ended December 31, 2007.

      Financial Accounting Standards Board Interpretation No. 48--In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including passthrough entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The adoption of FIN 48 had no impact on the Fund's net assets or results of operations.

      For the year ended December 31, 2007, the Fund made a reclassification entry increasing undistributed net investment income by $100,845 and decreasing accumulated net realized gain (loss) on investments and foreign currency transactions $100,845. This reclassification, which had no effect on the net assets of the Fund, was made to reflect permanent book/tax differences.

NOTE 6. OTHER

      Because the Fund invests in foreign stocks, it will be affected by risks not typically associated with U.S. stocks. These risks include political and economic instability and different accounting and regulatory standards, as well as reduced liquidity and transparency compared to U.S. markets. In addition, the Fund will be subject to the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment. Currency exchange rates may fluctuate significantly over short periods of time, causing (along with other factors) the Fund's net asset value to fluctuate, which, in turn, may cause the value of the Fund's shares to go up or down.

      The Fund may invest an unlimited percent of the portfolio in dividend paying equity securities (including common, convertible and preferred stocks) of companies located in developed markets outside of the United States. The Fund considers foreign developed markets to consist of those countries that are represented in the Morgan Stanley Capital International, Inc.(R) EAFE(R) Index. As a result, the Fund may hold a concentrated amount of securities in a few countries at the discretion of the Adviser. Please see the Schedule of Investments for a percentage listing by country. Should the Adviser invest a concentrated amount of the portfolio in a few countries, the Fund will be particularly subject to the risks of investing in foreign stocks as described above.

      As of December 31, 2007, the Fund had a shareholder that held 71.7% of the outstanding shares of the Fund. A significant redemption by this shareholder could affect the Fund's liquidity and the future viability of the Fund. The shareholder is a retirement plan for a commercial entity in which the plan holds Fund shares for the benefit of the entity's employees. The Fund is one of several investment options in the entity's plan and employees are permitted to transfer some or all of their account balances into or out of the Fund at any time.

       BRIGGS
       BUNTING &
[LOGO] DOUGHERTY, LLP
       CERTIFIED
       PUBLIC
       ACCOUNTANTS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES OF CHESWOLD LANE FUNDS
AND THE SHAREHOLDERS OF CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND


We have audited the accompanying statement of assets and liabilities of the Cheswold Lane International High Dividend Fund, a series of shares of Cheswold Lane Funds (the "FUND"), including the schedule of investments, as of December 31, 2007, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period June 29, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cheswold Lane International High Dividend Fund as of December 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period June 29, 2006 (commencement of operations) through December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.



                                            /s/ Briggs, Bunting & Dougherty, LLP

                                            BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
FEBRUARY 27, 2008

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                                 EXPENSE EXAMPLE
               FOR THE PERIOD ENDED DECEMBER 31, 2007 (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007 (the "Period").

ACTUAL EXPENSES

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid during the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                                          ------------------------ ------------------------- -------------------------------------
                                             Beginning account       Ending account value      Expenses paid during the period
                                            value July 1, 2007        December 31, 2007           ended December 31, 2007(1)
                                          ------------------------ ------------------------- -------------------------------------
Actual Example                                   $1,000.00                $1,034.10                         $5.90
Hypothetical Example, assuming a 5%
return before expenses                           1,000.00                  1,019.20                          5.86

(1) Expenses are equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                   TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND        OTHER
NAME, ADDRESS           POSITION(S)    TERM OF OFFICE                                                COMPLEX    DIRECTORSHIPS
AND AGE AS OF          HELD WITH THE    AND LENGTH OF     PRINCIPAL OCCUPATION(S) DURING PAST 5     OVERSEEN        HELD BY
12/31/07                   TRUST         TIME SERVED                      YEARS                    BY TRUSTEE      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
ERIC F. SCHARPF *          Trustee,      Indefinite,       Managing Partner, Cheswold Lane Asset         1          None
Cheswold Lane Funds        President     since 2006       Management, LLC (the "Adviser"), since
100 Front Street            and CEO                                        2006;
W. Conshohocken, PA                                          Partner/Senior Portfolio Manager,
19428                                                   Chartwell Investment Partners (2004-2005);
                                                            Portfolio Manager/Research Analyst,
Age: 38                                                    Miller Anderson & Sherrerd (an asset
                                                              management company) (1997-2003)

----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
GEORGE E. BOUDREAU          Trustee      Indefinite,       Founder and Partner, the Pennsylvania         1          None
Cheswold Lane Funds                      since 2006           Dental Group (1974 to present)
100 Front Street
W. Conshohocken, PA 19428

Age: 61

----------------------------------------------------------------------------------------------------------------------------------
PAUL CHI                    Trustee      Indefinite,             Senior Managing Director/               1          None
Cheswold Lane Funds                      since 2006               Senior Vice President,
100 Front Street                                                    PFPC Trust Company
W. Conshohocken, PA                                       (2002 to Present); Student, the Wharton
19428                                                    School of the University of Pennsylvania
                                                                      (2000 to 2002)
Age: 35

----------------------------------------------------------------------------------------------------------------------------------
EUGENIE G. LOGUE            Trustee      Indefinite,                    Principal,                       1          None
Cheswold Lane Funds                      since 2006        Rosemont Investment Partners, LLC (a
100 Front Street                                                   private equity firm)
W. Conshohocken, PA                                                 (2002 to Present);
19428                                                                   Associate,
                                                            SGI Capital (a private equity firm)
Age: 38                                                                (1999 - 2002)

----------------------------------------------------------------------------------------------------------------------------------
STANLEY J. KOREYVA, JR.     Trustee      Indefinite,     Senior Vice President and Chief Operating       1          None
Cheswold Lane Funds                      since 2006      Officer, Amboy National Bank since 2004;
100 Front Street                                          Chief Financial Officer, Amboy National
W. Conshohocken, PA                                                        Bank
19428                                                                   (1998-2004)

Age: 48

----------------------------------------------------------------------------------------------------------------------------------

* Mr. Scharpf is an "Interested Trustee" of Cheswold Lane Funds, as defined in the Investment Company Act of 1940, because he is the Managing Partner of the Adviser. Mr. Scharpf and Ms. Colleen Quinn Scharpf are married to each other.

The officers of the Trust not named above are:

------------------------------------------------------------------------------------------------------
                                 POSITION(S)
NAME, ADDRESS AND AGE AS OF     HELD WITH THE     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST 5
12/31/07                            TRUST        TIME SERVED                   YEARS
------------------------------------------------------------------------------------------------------
MATTHEW TAYLOR                  Executive Vice    Since 2006       Partner/Portfolio Manager, the
Cheswold Lane Funds               President,                            Adviser, since 2006;
100 Front Street                 Treasurer and                       Partner/Portfolio Manager,
W. Conshohocken, PA  19428      Chief Financial                    Chartwell Investment Partners
                                    Officer                                 (2004-2006);
Age:  35                                                        Portfolio Manager/Research Analyst,
                                                                Miller Anderson & Sherrerd (an asset
                                                                  management company) (2000-2003)
------------------------------------------------------------------------------------------------------
COLLEEN QUINN SCHARPF            Secretary and    Since 2006     President, Chief Operating Officer
Cheswold Lane Funds            Chief Compliance                  and Chief Compliance Officer, the
100 Front Street                    Officer                             Adviser, since 2006;
W. Conshohocken, PA  19428                                            Director of Investments,
                                                               Board of Pensions of the Presbyterian
Age:  38                                                                  Church (U.S.A.)
                                                                            (2003-2006);
                                                                           Senior Member,
                                                                    Strategic Relationship Team,
                                                                         Putnam Investments
                                                                           (1996 - 2003)
------------------------------------------------------------------------------------------------------

The Statement of Additional Information contains additional information about Fund trustees and is available, without charge, upon request by calling 1-800-771-4701

                 CHESWOLD LANE INTERNATIONAL HIGH DIVIDEND FUND
                                OTHER INFORMATION
               FOR THE PERIOD ENDED DECEMBER 31, 2007 (UNAUDITED)

OTHER INFORMATION

      A description of the Fund's portfolio security proxy voting policies and procedures and a record of the Fund's proxy votes for the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-632-1320 and on the Securities and Exchange Commission's website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may view the Fund's Form N-Q on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR

                            803 West Michigan Street

                           Milwaukee, Wisconsin 53233

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer.

(b)   No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by this report.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by this report.

(e)   Not applicable.

(f)   (1)   The Registrant's Code of Ethics is incorporated by reference to the
            Registrant's Form N-CSR filed on March 9, 2007.

      (2)   Not applicable.

      (3)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Stanley J. Koreyva, Jr. qualifies as an "audit committee financial expert" as such term is defined in
Item 3 of Form N-CSR. Mr. Koreyva is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees.

Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      Fiscal period ended December 31, 2006        $14,000
      Fiscal period ended December 31, 2007        $14,500

(b)   Audit-Related Fees.

Aggregate fees billed for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

None

(c)   Tax Fees.

Aggregate fees billed for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice, tax planning and review of tax filings.

Tax fees charged by the principal accountant relate to the reviewing of filings and financial statements.

      Fiscal period ended December 31, 2006        $2,000
      Fiscal period ended December 31, 2007        $2,000

(d)   All Other Fees.

Aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than services reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

None.

(e)

      (1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

      (2) During the fiscal period ended December 31, 2007, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the Audit Committee.

(f)   Not applicable.

(g) Aggregate non-audit fees billed by the Registrant's principal accountant related to tax services rendered to the Registrant, and are set forth under paragraph (c) above.

During the fiscal period ended December 31, 2007, the principal accountant did not provide any non-audit services to the Registrant's investment adviser.

(h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant's Nominating Committee recommends for nomination candidates for the Board, fills vacancies and considers the qualifications of Board members. The Nominating Committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit the appropriate information about the candidate to the Nominating Committee, c/o Cheswold Lane Funds, 100 Front Street, West Conshohocken, PA 19428.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant's service providers.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Code of Ethics - Incorporated by reference to the Registrant's Form
            N-CSR filed on March 9, 2007.

(a)   (2)   Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
            - Filed herewith.

(a)   (3)   Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Funds

By: /s/ Eric F. Scharpf
    -------------------
    Eric F. Scharpf
    President and CEO

Date: March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Eric F. Scharpf
    -------------------
        Eric F. Scharpf
        President and CEO

Date: March 6, 2008

By: /s/ Matthew Taylor
    ------------------
    Matthew Taylor
    Executive Vice President, Treasurer, and Chief Financial Officer

Date: March 6, 2008